Subsequent Events	12 Months Ended
Mar. 31, 2018
Disclosure Text Block [Abstract]
Subsequent Events

On June 15, 2018 we completed state registration for SAFE Management LLC as a Registered Investment Advisor and await final approval from the State of New Jersey Bureau of Securities.

On May 7, 2018 we established WealthGen Global LLC as a Utah limited liability company and a wholly owned subsidiary of Investview, Inc. WealthGen Global LLC will operate as a computer hardware and services re-seller.